AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 9.8%
Collateralized Loan Obligations
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.443%(c)	01/15/28	2,000	$ 1,999,900
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	4,500	4,507,006
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
3.298%(c)	04/20/31	4,000	3,964,296
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
3.243%(c)	07/15/31	8,000	8,001,881
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
3.377%(c)	01/15/28	4,000	4,002,906
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
3.290%(c)	04/18/27	2,703	2,703,091
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.406%(c)	04/28/31	4,000	3,962,738
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.467%(c)	07/17/29	4,000	4,008,573
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.325%(c)	07/19/27	4,000	4,001,033
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	07/15/28	4,000	4,000,974
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.103%(c)	07/15/27	3,750	3,741,348
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	01/15/29	4,500	4,509,342
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.328%(c)	05/15/26	3,368	3,369,930
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.568%(c)	10/20/28	2,000	2,002,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A
—%(p)	07/25/29	4,000	$ 4,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	07/20/29	2,000	2,000,029

Total Asset-Backed Securities (cost $60,809,029)			60,775,451
Bank Loans — 5.2%
Aerospace & Defense — 0.1%
TransDigm, Inc.,
2018 New Tranche E Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/30/25	73	72,683
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/09/23	193	192,245
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.544%(c)	08/22/24	146	145,364
			410,292
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%
4.443%(c)	04/06/24	11	11,254
Biotechnology — 0.1%
Advanz Pharma Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
7.528%(c)	09/06/24	465	436,649
Chemicals — 0.4%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
3.854%(c)	06/01/24	228	227,423
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%
6.118%(c)	06/26/25	200	194,188
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
10.624%(c)	06/26/26^	1,971	1,872,687
			2,294,298
Commercial Services — 0.4%
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/01/25	1,834	1,843,378
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.028%(c)	03/09/23	550	515,883
			2,359,261
Computers — 0.7%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.544%(c)	09/29/25	2,931	2,944,074
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24	1,705	1,707,873
			4,651,947
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electric — 0.4%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.610%(c)	01/15/24	866	$ 869,203
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
8.205%(c)	07/30/26^	1,600	1,560,000
			2,429,203
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.537%(c)	05/08/26	160	160,400
Entertainment — 0.5%
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	08/06/21	108	108,242
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.845%(c)	08/14/24	3,377	3,344,933
			3,453,175
Foods — 0.3%
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/01/26	440	441,314
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.104%(c)	12/05/23	1,443	577,196
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/22/25	258	215,097
Viskase Cos., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.467%(c)	01/30/21^	552	531,184
			1,764,791
Healthcare-Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	354	336,300
Investment Companies — 0.0%
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
3.250%(c)	04/29/26	315	315,829
Lodging — 0.0%
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.000%
4.044%(c)	12/21/23^	112	111,720
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.044%(c)	11/30/23	464	440,778
Media — 0.1%
iHeartCommunications, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	05/01/26	439	441,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	221	$ 220,927
			662,852
Mining — 0.3%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.794%(c)	02/27/23	1,780	1,779,048
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan
—%(p)	05/15/22^	25	25,062
Oil & Gas — 0.5%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
6.794%(c)	12/31/22	1,807	1,618,215
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
7.104%(c)	03/27/24^	622	623,430
Term B Loan, 3 Month LIBOR + 4.500%
6.604%(c)	07/29/21	645	646,118
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.794%(c)	10/29/25^	94	56,698
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 4.000%
6.054%(c)	04/12/24	710	466,866
			3,411,327
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.250%
4.299%(c)	10/03/22	150	150,563
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	259	258,872
			409,435
Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	727	730,116
Retail — 0.3%
Claire’s Stores, Inc.,
Term Loan
—%(p)	10/12/38^	324	567,418
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26	632	623,447
Neiman Marcus Group Ltd. LLC,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
8.557%(c)	10/25/23	108	81,341
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	08/19/22	237	234,314

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.000%
6.040%(c)	03/11/22	689	$ 671,623
			2,178,143
Software — 0.5%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/02/25	1,047	1,007,331
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
9.446%(c)	06/13/25	1,075	1,026,625
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	12/01/23	213	211,989
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.503%(c)	11/01/24	625	633,203
			2,879,148
Telecommunications — 0.2%
Avaya, Inc.,
Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%
6.328%(c)	12/15/24	244	230,849
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	134	133,140
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/02/24	350	349,475
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
10.294%(c)	11/01/25	131	114,625
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.544%(c)	11/01/24	286	253,334
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.000%(c)	03/29/21	133	135,018
			1,216,441

Total Bank Loans (cost $33,460,451)			32,467,469
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	390	276,554
4.000%	11/15/29	549	395,280
			671,834
Oil & Gas — 0.0%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	161	157,017

Total Convertible Bonds (cost $792,010)			828,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 79.7%
Advertising — 0.3%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
16.213%(c)	12/31/23	88	$ 76,113
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26	1,365	1,324,050
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	225	231,469
Gtd. Notes, 144A
5.000%	08/15/27	152	159,539
			1,791,171
Aerospace & Defense — 2.1%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27	522	584,797
6.750%	01/15/28	483	549,412
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23	723	736,375
7.450%	05/01/34	75	72,563
7.500%	12/01/24	4,700	4,700,000
7.500%	03/15/25(a)	1,560	1,558,050
7.875%	04/15/27	3,289	3,275,351
8.750%	12/01/21	350	378,000
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	80,625
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	600	631,500
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	527	565,866
			13,132,539
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,225	1,172,938
Airlines — 0.1%
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	217	225,322
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	319	335,747
			561,069
Auto Manufacturers — 1.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	350	379,750

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	900	$ 782,056
5.291%	12/08/46	3,350	3,095,020
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27	400	315,000
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	319	330,165
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	1,700	1,725,500
			6,627,491
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,575	2,092,187
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	2,195	2,131,894
6.250%	03/15/26(a)	2,493	2,380,815
6.500%	04/01/27(a)	576	548,640
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	1,400	1,275,750
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	175	178,649
6.500%	06/01/26(a)	2,025	2,136,375
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	713	703,089
5.000%	05/31/26(a)	780	789,594
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	800	636,000
			12,872,993
Banks — 0.8%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)	308	336,490
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	410	452,025
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	–(rr)	330	343,421
8.000%(ff)	–(rr)	200	212,700
Sub. Notes
4.836%	05/09/28	200	208,967
5.200%	05/12/26	220	233,703
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25	439	478,510
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
CIT Group, Inc., (cont’d.)
Sub. Notes
6.125%	03/09/28(a)	1,086	$ 1,270,620
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	370	380,360
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	–(a)(rr)	280	285,950
8.625%(ff)	–(rr)	225	240,941
Sub. Notes
6.000%	12/19/23	250	274,479
			4,718,166
Beverages — 0.1%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	800	830,024
Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	223	216,868
Building Materials — 1.4%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25(a)	840	864,116
7.750%	04/16/26(a)	502	544,048
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	925	909,969
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	550	573,375
Patrick Industries, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/15/27(a)	575	592,307
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,685	1,741,717
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	206	209,605
Gtd. Notes, 144A
5.125%	06/01/25(a)	912	934,800
6.500%	03/15/27	370	394,975
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	1,750	1,820,000
			8,584,912
Chemicals — 3.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,345,375
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)	1,400	1,389,500

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25(a)	200	$ 201,000
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	1,275	1,099,726
7.000%	05/15/25(a)	1,603	1,510,827
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,005	928,077
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	1,512	1,576,260
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	695	682,838
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	693	705,128
5.250%	06/01/27	2,678	2,787,396
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,310	1,251,050
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,375	1,376,719
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,015	1,058,137
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	448	435,120
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	722	682,832
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	1,731	1,648,777
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	899,790
			19,578,552
Coal — 0.1%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	134	134,670
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24	404	420,160
			554,830
Commercial Services — 3.7%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	544	544,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	642	$ 546,496
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	275	276,375
5.125%	10/01/24	204	211,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25(a)	513	527,107
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27	227	234,196
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	692	695,901
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	1,379	1,416,371
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27	99	103,089
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	214	222,560
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	159	158,603
7.125%	08/01/26	240	250,500
Sec’d. Notes, 144A
7.625%	06/01/22	249	259,271
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	1,600	1,740,000
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	126	124,425
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	219	219,613
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	465	488,855
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	271	278,195
5.750%	04/15/26(a)	1,005	1,046,506
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	3,521	3,886,304
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	138	148,004
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	330	333,333
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	1,106	764,246

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	4,240	$ 4,409,600
5.250%	01/15/30	1,600	1,677,008
5.500%	05/15/27	425	450,500
5.875%	09/15/26	921	982,062
6.500%	12/15/26	416	453,232
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	600	638,922
			23,086,924
Computers — 1.6%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	3,911	3,733,049
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	215	220,913
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	216	219,456
7.125%	06/15/24(a)	510	537,540
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24(a)	347	326,180
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	950	1,001,062
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23(a)	1,134	635,040
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	99	81,180
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	425	442,000
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	840	869,400
6.125%	09/01/29	215	226,621
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	950	978,500
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	557	573,014
			9,843,955
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	408	216,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.3%
Anixter, Inc.,
Gtd. Notes
6.000%	12/01/25	775	$ 856,375
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	940	967,636
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	221	232,602
			2,056,613
Diversified Financial Services — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	581	613,681
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,352	1,408,946
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	320	442,400
Sr. Unsec’d. Notes
4.625%	03/30/25	119	128,074
5.125%	09/30/24	409	446,832
Sub. Notes
5.750%	11/20/25	375	420,007
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	430	456,230
5.250%	05/15/24	176	188,461
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24	640	622,400
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	262	280,340
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	797	695,382
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	340	355,088
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	300	303,750
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.020%(cc)	12/21/65	1,206	840,703
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	229	238,355
5.250%	10/01/25	218	222,905
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,055	1,097,200
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)	293	305,453

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
9.125%	07/15/26	4,172	$ 4,443,180
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	472	473,180
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	980	1,010,625
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23(a)	510	543,150
6.625%	01/15/28	770	827,981
6.875%	03/15/25	770	848,444
7.125%	03/15/26	3,481	3,861,560
			21,074,327
Electric — 2.2%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25(a)	240	249,300
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	325	336,375
Sr. Unsec’d. Notes
5.500%	02/01/24(a)	2,230	2,252,300
5.750%	01/15/25(a)	4,355	4,431,212
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	360	368,100
Gtd. Notes, 144A
5.750%	10/15/25	70	73,675
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	214	218,572
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	639	658,571
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	243	250,290
4.500%	09/15/27	275	281,188
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	775	833,125
6.625%	01/15/27	773	837,430
Gtd. Notes, 144A
5.250%	06/15/29	222	238,717
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	145	148,988
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^	3,975	397
Notes, 144A
5.000%	10/10/99^	6,875	3,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	$ 308,904
5.500%	09/01/26(a)	301	314,906
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	2,050	2,158,752
			13,964,239
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	205	211,663
Electronics — 0.1%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	370	323,750
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	223	238,331
			562,081
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	258	263,160
5.000%	01/31/28	205	213,200
			476,360
Engineering & Construction — 0.6%
AECOM,
Gtd. Notes
5.125%	03/15/27	2,037	2,135,794
5.875%	10/15/24	22	23,914
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	515	522,725
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,250	1,298,450
			3,980,883
Entertainment — 2.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	465	443,215
5.875%	11/15/26(a)	2,415	2,191,612
6.125%	05/15/27(a)	315	285,075
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	410	446,736
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	2,350	2,402,640
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	294	301,350

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	$ 19,265
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	635	317,599
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	244	247,355
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	819	872,235
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	335	350,075
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	862	943,890
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	590	612,125
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	525	547,313
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27(a)	925	1,024,438
6.500%	02/15/25	600	666,042
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,050	1,120,875
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26(a)	268	285,085
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	409	425,360
Gtd. Notes, 144A
8.250%	03/15/26	1,550	1,644,317
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	478	493,200
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	66	68,310
5.500%	04/15/27	99	105,557
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	208	221,520
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	775	813,750
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	550	577,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29(a)		568	$ 595,207
				18,021,646
Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		230	236,900
5.875%	07/01/25		85	88,613
				325,513
Foods — 3.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		175	179,961
6.625%	06/15/24(a)		1,021	1,069,497
Gtd. Notes, 144A
5.875%	02/15/28		285	301,655
7.500%	03/15/26		647	719,788
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)		1,508	1,540,045
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25(a)		585	551,363
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,233	1,284,564
6.750%	02/15/28		475	526,063
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		1,445	1,603,921
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		2,180	2,310,756
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		1,049	1,098,827
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	66,300
8.000%	05/01/31		190	191,900
8.700%	05/01/30		1,195	1,250,269
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	100	105,632
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	11/30/23	EUR	600	640,577
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		970	1,003,950
5.875%	09/30/27		1,373	1,474,602
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		806	835,903
5.500%	12/15/29(a)		802	836,085

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Post Holdings, Inc., (cont’d.)
5.625%	01/15/28	1,800	$ 1,908,000
			19,499,658
Forest Products & Paper — 0.1%
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	48	48,475
Gtd. Notes, 144A
5.375%	02/01/25(a)	456	436,620
			485,095
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,478	1,587,003
5.625%	05/20/24	250	267,656
5.750%	05/20/27	1,193	1,285,458
5.875%	08/20/26	1,028	1,127,253
			4,267,370
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	196	207,437
Healthcare-Products — 0.1%
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	217	225,680
5.750%	09/01/23	130	133,471
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	221	226,525
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24	130	133,900
			719,576
Healthcare-Services — 4.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	205	208,844
6.500%	03/01/24	309	321,360
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	274	281,877
5.000%	07/15/27	41	42,538
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	203	208,380
6.125%	02/15/24	199	207,000
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	159	166,354
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	806	640,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc., (cont’d.)
Sr. Sec’d. Notes
5.125%	08/01/21(a)	389	$ 388,027
6.250%	03/31/23	553	549,323
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	114	113,715
8.625%	01/15/24(a)	310	320,075
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	360	358,585
5.125%	07/15/24	747	759,139
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	100	101,100
4.750%	02/01/30	500	505,200
5.750%	11/01/24	463	467,838
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)	205	125,050
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	921	894,521
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,310	1,431,175
5.625%	09/01/28	213	237,346
5.875%	05/01/23	715	786,500
5.875%	02/15/26	660	737,748
5.875%	02/01/29	825	926,665
7.500%	12/15/23	750	849,375
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	3,000	2,977,290
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	1,138	1,048,382
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	1,505	1,279,250
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	2,575	2,754,992
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	200	179,500
10.000%	04/15/27(a)	975	989,625
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	632	640,722
Sec’d. Notes, 144A
6.250%	02/01/27(a)	809	842,614
Sr. Sec’d. Notes
4.625%	07/15/24	401	412,120
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	89	91,553
4.875%	01/01/26	445	456,681
5.125%	11/01/27	336	347,206

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	675	$ 708,871
7.000%	08/01/25(a)	1,075	1,088,437
8.125%	04/01/22	2,705	2,925,593
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	270	281,137
			28,652,478
Home Builders — 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,200	1,197,000
9.875%	04/01/27	925	1,010,562
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	625	605,219
6.750%	03/15/25	1,400	1,428,000
Sr. Unsec’d. Notes, 144A
7.250%	10/15/29	125	127,031
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	600	612,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	575	577,875
Century Communities, Inc.,
Gtd. Notes, 144A
6.750%	06/01/27	1,200	1,288,800
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	675	729,000
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28	50	51,563
KB Home,
Gtd. Notes
6.875%	06/15/27(a)	900	1,012,500
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	227	239,145
5.250%	06/01/26	275	297,344
5.875%	11/15/24	342	378,765
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	850	875,500
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	1,475	1,548,750
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,225	1,292,375
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	800	752,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	$ 1,097,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	950	1,014,125
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,300	1,313,000
7.000%	08/15/22(a)	239	239,597
Gtd. Notes, 144A
6.625%	07/15/27	1,475	1,530,312
			19,217,963
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	1,093	1,139,453
Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	148	153,180
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	339	299,168
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	437	456,005
6.125%	12/15/24	443	459,723
Gtd. Notes, 144A
5.000%	10/01/29	278	282,865
			1,650,941
Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	400	420,000
Insurance — 0.2%
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	219	235,381
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	246	263,835
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	285	286,550
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	109	112,270
4.875%	03/15/27	132	133,650
			1,031,686
Internet — 0.6%
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27	67	67,653

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	77	$ 78,005
4.875%	04/15/28(a)	145	147,530
5.875%	11/15/28	313	340,012
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	332	335,658
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	330	338,663
6.375%	05/15/25	105	108,129
Gtd. Notes, 144A
5.750%	01/15/27	2,465	2,519,969
			3,935,619
Investment Companies — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	521	526,536
6.375%	12/15/25	92	96,739
6.750%	02/01/24	166	172,640
Gtd. Notes, 144A
4.750%	09/15/24	600	599,400
6.250%	05/15/26	187	196,116
			1,591,431
Iron/Steel — 0.6%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	219	186,697
7.000%	03/15/27(a)	262	224,010
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	160	168,800
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	502	493,215
Gtd. Notes, 144A
5.875%	06/01/27	1,905	1,804,225
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	165	168,300
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	67	69,513
5.375%	07/15/27	181	183,262
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	145	146,450
5.250%	04/15/23	135	137,363
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26(a)	390	327,600
			3,909,435
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	363	$ 304,012
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	218	225,107
			529,119
Lodging — 0.8%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	180	189,883
6.875%	05/15/23	299	310,212
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	106	111,300
Gtd. Notes, 144A
4.875%	01/15/30	189	199,556
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	219	232,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	123	126,690
4.875%	04/01/27	230	242,248
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	325	334,100
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	208	212,420
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	320	323,200
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	477	515,160
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.625%	07/17/27	455	472,162
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	220	229,379
5.750%	06/15/25(a)	450	495,697
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	331	335,899
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	149	157,195
5.750%	04/01/27(a)	197	212,760
6.350%	10/01/25	164	181,220
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	335	352,688
			5,234,457

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	397	$ 382,609
Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	205	211,662
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	1,952,750
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	453	471,120
			2,635,532
Media — 7.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	205,250
7.500%	05/15/26	570	605,619
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)	275	286,688
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	307	345,989
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	163	168,094
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	105	113,138
8.000%	04/15/20	407	418,701
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	401	407,516
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	528	536,031
5.000%	02/01/28	2,770	2,863,487
5.125%	05/01/27	499	520,831
5.500%	05/01/26	700	733,180
5.750%	02/15/26	1,561	1,649,977
5.875%	04/01/24	1,145	1,194,762
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	6,017	6,610,637
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	312	325,057
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	390	400,238
5.500%	05/15/26	320	336,768
5.500%	04/15/27	200	211,478
6.500%	02/01/29	805	894,737
6.625%	10/15/25	800	856,240
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	410	440,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28	945	$ 1,064,212
7.750%	07/15/25(a)	500	537,600
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26(a)	895	937,512
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	600	622,500
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	845	876,687
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	179	186,160
5.875%	11/15/24(a)	140	138,775
6.750%	06/01/21	1,234	1,298,538
7.750%	07/01/26(a)	5,725	5,825,187
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	355	367,425
Sec’d. Notes, 144A
6.500%	05/01/27(a)	711	742,995
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	51,813
5.875%	07/15/26(a)	1,028	1,069,120
7.000%	05/15/27	1,065	1,170,115
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	833	899,713
Sr. Sec’d. Notes
6.375%	05/01/26	178	192,551
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	173	179,920
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/15/99^	188	—
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	487	512,567
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	340	353,889
Nexstar Escrow, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	07/15/27	170	178,075
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	193	209,888
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	475	478,372
6.875%	02/15/23	1,600	1,646,000
Scripps Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/27	290	294,713

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	326	$ 335,373
5.875%	03/15/26	500	523,125
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	115	117,156
4.625%	07/15/24	226	234,324
5.000%	08/01/27	488	503,860
5.375%	04/15/25	367	380,304
5.375%	07/15/26	161	169,027
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23(a)	205	211,150
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	960	963,000
5.125%	02/15/25	1,095	1,064,176
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	230	238,625
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	155	159,263
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	842	874,101
6.250%(ff)	02/28/57	444	478,632
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	55	60,123
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	198	203,940
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	270	281,813
			46,757,487
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	09/30/27	80	81,099
Mining — 2.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	252	264,915
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	166	166,000
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	950	990,375
6.625%	03/01/25(a)	923	962,228
Eldorado Gold Corp. (Canada),
Sec’d. Notes, 144A
9.500%	06/01/24	1,175	1,269,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	1,210	$ 1,154,038
7.500%	04/01/25	1,425	1,400,062
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	600	585,900
4.750%	05/15/22	181	185,751
5.125%	05/15/24	149	154,960
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	1,280	1,289,600
4.550%	11/14/24	800	819,840
5.400%	11/14/34	312	296,400
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	543	537,570
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.625%	01/15/25	160	162,200
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,205	1,262,238
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	140	145,755
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	200	200,540
6.375%	05/15/25(a)	750	700,013
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	164	96,350
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26(a)	1,315	1,379,040
6.250%	08/15/24	335	350,075
			14,372,850
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	576	607,680
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	340	346,834
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	413	419,711
			766,545
Oil & Gas — 6.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/24	215	224,568
5.875%	03/31/25	153	160,844

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	$ 828,000
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	525	427,066
5.125%	12/01/22	115	101,056
5.375%	11/01/21	85	82,025
5.625%	06/01/23(a)	1,848	1,598,520
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,925	1,607,375
10.000%	04/01/22	1,311	1,310,607
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	337	289,820
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	17	16,745
6.375%	07/01/26	78	76,116
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	240	227,400
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	425	403,750
6.875%	04/01/27	78	77,805
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27(a)	3,809	2,590,882
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	1,310	1,391,875
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	3	3,034
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,121	1,076,160
Gtd. Notes, 144A
7.250%	03/14/27	975	809,250
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	381	383,374
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	365	338,538
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	166	80,510
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	205	217,813
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/24	674	18,535
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	266	$ 199,500
8.000%	11/29/24	328	121,360
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	2,075	1,270,937
7.375%	05/15/24	800	524,000
Gulfport Energy Corp.,
Gtd. Notes
6.375%	01/15/26	152	106,400
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	218	203,830
5.750%	10/01/25	1,526	1,419,180
6.250%	11/01/28	593	551,490
Ithaca Energy North Sea PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.375%	07/15/24	252	262,962
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	117	117,222
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	3,675	3,546,375
Sec’d. Notes, 144A
6.500%	01/15/25	105	107,100
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,050	1,517,000
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40	232	100,920
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
8.500%	05/15/23	361	371,945
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	54	50,355
Gtd. Notes, 144A
6.250%	05/01/26(a)	332	268,920
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	102	105,315
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	126	129,938
7.250%	06/15/25	275	284,969
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24	18	17,955
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	39	34,223
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,936	1,785,960

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	97	$ 89,969
5.625%	03/01/26(a)	192	165,658
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	725	598,125
5.000%	03/15/23(a)	750	656,250
5.875%	07/01/22	1,340	1,283,050
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	75	44,250
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	702	596,700
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27(a)	137	118,163
6.750%	09/15/26	65	56,875
SRC Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	12/01/25	35	34,649
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	152	155,990
5.500%	02/15/26	872	910,080
5.875%	03/15/28	25	26,531
6.000%	04/15/27	337	358,898
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	451	457,095
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	324	336,960
Transocean, Inc.,
Gtd. Notes
7.500%	04/15/31	143	100,815
9.350%	12/15/41	397	289,810
Gtd. Notes, 144A
7.250%	11/01/25	1,800	1,586,250
7.500%	01/15/26	889	791,210
9.000%	07/15/23	42	43,155
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
7.000%	03/01/25	379	385,253
Ultra Resources, Inc.,
Sec’d. Notes, Cash coupon 9.000% and PIK 2.000%
11.000%	07/12/24	1,279	179,107
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	178	134,835
Valaris PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	696	295,800
7.750%	02/01/26	1,775	949,980
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	501	$ 478,265
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	160	152,805
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	190	193,325
5.250%	10/15/27	700	703,500
5.750%	06/01/26	300	307,500
8.250%	08/01/23	300	337,500
			40,257,877
Oil & Gas Services — 0.1%
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	181,925
Telford Offshore Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, Series B, Cash coupon 1.000% or PIK 13.000%
12.000%	02/12/24	532	246,129
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	104	108,157
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	119	121,039
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	98	101,675
Gtd. Notes, 144A
6.875%	09/01/27	38	39,235
			798,160
Packaging & Containers — 1.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	2,600	2,678,000
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23	1,010	1,045,701
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/27	320	324,000
6.000%	02/15/25(a)	500	522,800
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23(a)	235	241,169
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	225	232,571
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	259	274,669
Intertape Polymer Group, Inc. (Canada),
Gtd. Notes, 144A
7.000%	10/15/26	253	263,753

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	485	$ 498,313
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25(a)	114	120,840
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20	102	101,970
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	200	216,250
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	200	210,240
			6,730,276
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	160	179,568
9.250%	04/01/26	503	571,529
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	448	453,600
6.125%	04/15/25(a)	2,979	3,086,989
7.000%	01/15/28	822	885,376
7.250%	05/30/29	1,121	1,224,468
9.000%	12/15/25	893	1,002,392
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	645	674,896
7.000%	03/15/24	462	485,544
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	400	245,340
6.000%	02/01/25	461	271,990
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	245	72,348
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	1,200	1,273,500
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	156	142,935
			10,570,475
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	765	688,270
Gtd. Notes, 144A
5.750%	01/15/28	1,475	1,224,250
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78	350	259,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	120	$ 127,338
Sr. Sec’d. Notes
5.250%	10/01/25	185	191,938
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	840	774,984
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	356	365,790
Gtd. Notes, 144A
5.625%	05/01/27	25	25,524
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	223	225,509
5.600%	04/01/44	350	327,250
Gtd. Notes, 144A
6.450%	11/03/36	600	625,500
6.750%	09/15/37	210	221,025
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	710	702,900
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	–(rr)	505	361,075
Sr. Unsec’d. Notes
4.150%	06/01/25	201	186,428
4.400%	04/01/24	149	143,494
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	54	51,705
6.000%	05/15/23	381	382,429
6.750%	08/01/22	40	40,584
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	1,090	1,122,700
Gtd. Notes, 144A
7.000%	08/01/27	809	833,270
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	224	233,800
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	615	571,187
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	543	703,346
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	274,625
6.000%	06/01/26	141	152,604
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	176	180,400

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,000	$ 2,176,600
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	95	98,325
7.250%	03/15/26	260	281,450
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	140	142,101
5.625%	11/15/23	271	277,097
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	133	121,363
5.750%	04/15/25	266	224,557
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28(a)	2,325	2,272,455
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23	314	316,747
5.875%	04/15/26	107	113,388
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	213	205,013
			17,226,021
Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,450	1,471,750
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,350	1,388,813
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	400	416,000
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,450	1,421,000
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	243	249,303
			4,946,866
Real Estate Investment Trusts (REITs) — 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	466	486,970
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	264	264,990
5.250%	05/01/25	263	271,942
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24	128	134,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	690	$ 696,900
Gtd. Notes, 144A
4.875%	09/15/27(a)	633	647,356
5.250%	03/15/28	299	309,082
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	970	1,006,375
Gtd. Notes, 144A
5.750%	02/01/27	209	234,665
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	775	811,813
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	150	154,319
			5,018,972
Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	143	143,909
4.250%	05/15/24(a)	1,100	1,132,010
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	900	945,000
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	1,425	1,350,188
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	224	218,680
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	650	547,625
Sr. Unsec’d. Notes
6.500%	05/01/21	750	637,500
6.750%	01/15/22	1,000	846,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(a)	1,925	1,448,563
8.625%	06/15/20	1,450	1,091,125
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)	1,275	1,329,188
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,050	1,068,375
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	522	524,610
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	2,500	2,120,875

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)	800	$ 801,000
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	637	184,730
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	437	244,645
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	907	948,586
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	220	206,800
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	2,253	2,247,367
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	2,250	1,785,037
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,900	1,933,250
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	420	432,726
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	206	211,665
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	800	816,000
5.750%	03/01/25	250	254,790
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	450	474,759
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)	207	213,761
			24,159,014
Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27(a)	450	490,500
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	40	42,250
Gtd. Notes, 144A
5.500%	07/15/26	409	432,006
			964,756
Software — 0.8%
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	454	469,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	220	$ 239,800
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	214	231,347
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	223	226,624
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	200	209,500
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26(a)	490	518,175
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.875%	06/01/26	480	512,496
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	625	574,937
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,125	1,170,000
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	291	307,622
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	445	465,036
			4,925,427
Telecommunications — 8.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	500	506,300
6.250%	05/15/24(a)	274	282,768
7.375%	05/01/26	717	768,775
8.125%	02/01/27	352	388,520
Avaya, Inc., Escrow Shares,
First Lien
7.000%	04/01/19^(a)(d)	1,282	128
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	825	854,906
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	735	762,562
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28(a)	281	291,538
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	781	761,475
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	245	258,169
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42(a)	1,275	1,239,937

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	94	$ 105,125
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	332	307,100
8.000%	10/15/25	187	163,625
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	278,025
6.000%	06/15/25	2,748	2,486,940
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	392	368,355
8.250%	03/01/27(a)	1,122	1,092,197
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	229	235,584
6.000%	03/01/26	286	295,953
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,000	1,018,750
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22	1,372	809,480
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	838	171,790
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	700	665,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	3,620	1,724,061
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)	530	373,655
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	3,671	3,629,701
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	573	572,943
Sr. Unsec’d. Notes
6.875%	01/15/25	278	123,710
7.625%	04/15/24	122	53,680
11.000%	09/15/25	269	123,068
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	223	242,058
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	652	608,251
Gtd. Notes, 144A
8.500%	10/15/24	1,649	1,660,856
9.750%	07/15/25	3,551	3,709,019
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	487	505,871
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	958	$ 996,176
5.375%	01/15/24	104	106,064
5.375%	05/01/25	217	224,766
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27	206	215,270
6.625%	05/15/39	129	151,575
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24(a)	1,740	1,792,200
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23(a)	470	471,175
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33	348	348,199
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	590	643,218
8.750%	03/15/32	3,674	4,531,695
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	100	106,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	938	1,010,976
7.250%	09/15/21	130	138,723
7.625%	02/15/25(a)	3,302	3,632,200
7.625%	03/01/26	350	386,312
7.875%	09/15/23(a)	1,458	1,601,555
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	192	211,200
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	275,005
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	419	431,277
4.750%	02/01/28(a)	251	262,672
5.125%	04/15/25	315	326,025
5.375%	04/15/27	207	222,525
6.000%	04/15/24	208	215,800
6.500%	01/15/26	447	480,610
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
—%	07/09/99^(a)	459	—
—%	07/09/99^	207	—
6.000%	04/15/24^	208	—
Sr. Unsec’d. Notes
4.500%	02/01/26^	251	—
4.750%	02/01/28^	251	—
6.500%	01/15/24^	590	—
6.500%	01/15/26^	627	—

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	3,375	$ 2,712,656
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	333	338,828
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	3,934	4,002,846
			53,275,673
Toys/Games/Hobbies — 0.2%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	1,245	1,299,083
Sr. Unsec’d. Notes
3.150%	03/15/23	200	189,000
			1,488,083
Transportation — 0.6%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	400	230,000
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	234	241,605
6.750%	08/15/24(a)	3,023	3,279,955
			3,751,560
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	165	167,475
5.000%	08/01/24	335	349,238
			516,713

Total Corporate Bonds (cost $504,993,042)			497,187,390

	Shares
Common Stocks — 1.6%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.^*	2,148	4,028
Banks — 0.1%
Concordia Private Placement*	45,609	556,886
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	28,136	316,530
Electric Utilities — 0.7%
GenOn Energy Holdings, Inc. (Class A Stock)^*(a)	19,299	4,149,285
Independent Power & Renewable Electricity Producers — 0.5%
Keycon Power Holdings LLC*	2,665	826,150
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Energy Corp.	92,819	$ 2,481,052
		3,307,202
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	63,738	160,620
iHeartMedia, Inc. (Class A Stock)*(a)	27,106	406,590
Mood Media Corp.^*	26,250	263
Mood Media Corp.^*	21,428	214
		567,687
Multiline Retail — 0.1%
Claire’s Private Placement^*	795	496,875
Oil, Gas & Consumable Fuels — 0.0%
Penn Virginia Corp.*	1,552	45,117
Penn Virginia Corp., NPV*	1,873	54,448
Telford Offshore Holdings Ltd.^*	25,654	9,620
Ultra Petroleum Corp.*	38,499	8,662
		117,847
Pharmaceuticals — 0.0%
Advanz Pharma Corp. (Canada)*	4,369	53,345
Software — 0.0%
Avaya Holdings Corp.*	30,101	307,933
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^*	27,103	—

Total Common Stocks (cost $9,303,646)		9,877,618
Preferred Stocks — 0.3%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	26,000	722,800
Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	129,694	129,694
Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT^*	485	812,375
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^*	32,246	323

Total Preferred Stocks (cost $1,147,563)		1,665,192

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^	179,373	138,117
(cost $0)
Warrants* — 0.0%
Oil, Gas & Consumable Fuels
Ultra Resources, Inc., expiring 07/14/25	32,886	1,151
(cost $21,241)

Total Long-Term Investments (cost $610,526,982)		602,941,239

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 20.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	15,200,480	$ 15,200,480
PGIM Institutional Money Market Fund (cost $110,743,426; includes $110,574,077 of cash collateral for securities on loan)(b)(w)	110,720,446	110,731,518

Total Short-Term Investments (cost $125,943,906)		125,931,998

TOTAL INVESTMENTS—116.9% (cost $736,470,888)		728,873,237

Liabilities in excess of other assets(z) — (16.9)%		(105,414,660)

Net Assets — 100.0%		$ 623,458,577

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,963,261 and 1.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,662,249; cash collateral of $110,574,077 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
139	2 Year U.S. Treasury Notes	Dec. 2019	$29,954,500	$ (51,070)
131	5 Year U.S. Treasury Notes	Dec. 2019	15,608,446	(80,351)
107	10 Year U.S. Treasury Notes	Dec. 2019	13,943,437	(29,822)
6	20 Year U.S. Treasury Bonds	Dec. 2019	973,875	(14,087)
				(175,330)
Short Position:
13	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,494,781	77,714
				$ (97,616)
A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	The Toronto-Dominion Bank	EUR	575	$632,006	$626,817	$—	$(5,189)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	Citibank, N.A.	EUR	575	$ 641,108	$ 626,816	$14,292	$ —
Expiring 11/04/19	The Toronto-Dominion Bank	EUR	575	633,518	628,444	5,074	—
				$1,274,626	$1,255,260	19,366	—
						$19,366	$(5,189)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%	24,000	$(1,588,133)	$(1,635,935)	$(47,802)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22